Derivative liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Derivative liabilities
Schedule of change in fair value of derivative liabilities
	Years Ended December 31,
(in thousands)	2022	2021
Derivative liability balance at January 1	$-	$750
Reclassification of derivative to Additional Paid in Capital	-	(750)
Reclassification of warrants to derivative liability	40,442	-
Change in fair value of derivative liabilities	(33,921)	-
Derivative liability balance at December 31	$6,521	$-